Balance Sheet Details - Schedule of Accrued Expenses (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accrued Expenses [Abstract]
Accrued payroll and related expenses	$ 217,967	$ 835,724	$ 768,720
Accrued clinical study expenses	236,168	183,824	10,268
Accrued professional fees		67,049	219,888
Accrued clinical development costs		41,203	153,584
Accrued other expenses	9,497
Total accrued expenses	$ 463,632	$ 1,127,800	$ 1,152,460